THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay High Yield Opportunities Fund
MainStay 130/30 International Fund

Supplement dated August 1, 2010 (“Supplement”)
to the Prospectus dated February 26, 2010, as supplemented

This Supplement updates certain information contained in the Prospectus for the MainStay 130/30 Core Fund, MainStay 130/30 Growth Fund, MainStay High Yield Opportunities Fund and MainStay 130/30 International Fund (each a “Fund” and collectively, the “Funds”). You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com. These documents are also available by going online to mainstayinvestments.com/documents. Please review this important information carefully.

1.      At a meeting held on June 29-30, 2010, the Board of Trustees approved the extension of each Fund’s current expense limitation agreement through February 28, 2011.  As a result of this approval, the tables in the sections entitled “Fees and Expenses of the Fund” and “Example” on page 4, page 9, pages 14-15 and pages 20-21 are hereby deleted and replaced with the following corresponding tables and footnotes:

a.  MainStay 130/30 Core Fund

	Investor Class	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund’s daily net assets)	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses
Dividend Expense on Securities Sold Short	0.51%	0.58%	0.50%	0.50%
Broker Fees and Charges on Short Sales	0.36%	0.36%	0.36%	0.36%
Remainder of Other Expenses	0.45%	0.21%	0.45%	0.22%
Total Other Expenses	1.32%	1.15%	1.31%	1.08%
Acquired (Underlying) Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses[1]	2.60%	2.43%	3.34%	2.11%
1
Effective August 1, 2009, New York Life Investment Management LLC (“New York Life Investments”) entered into a written expense limitation agreement, as amended, under which it has agreed to waive a portion of the management fee or reimburse expenses so that the total ordinary operating expenses for Class A shares do not exceed 1.50% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund if it does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. Any recoupment is generally applied within a fiscal year. This agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement.  Prior to August 1, 2009, the Fund had a different expense limitation arrangement in place.

	Investor Class	Class A	Class C		Class I
Expenses After			Assuming no redemption	Assuming redemption at end of each period
1 Year	$799	$783	$337	$437	$214
3 Years	$1,314	$1,266	$1,027	$1,027	$661
5 Years	$1,854	$1,774	$1,741	$1,741	$1,134
10 Years	$3,323	$3,164	$3,631	$3,631	$2,441

b.      MainStay 130/30 Growth Fund

	Investor Class	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund’s daily net assets)	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses
Dividend Expense on Securities Sold Short	0.49%	0.49%	0.49%	0.49%
Broker Fees and Charges on Short Sales	0.30%	0.30%	0.30%	0.30%
Remainder of Other Expenses	0.54%	0.26%	0.53%	0.26%
Total Other Expenses	1.33%	1.05%	1.32%	1.05%
Total Annual Fund Operating Expenses[1]	2.58%	2.30%	3.32%	2.05%
Fee Recoupments / Waivers / Reimbursements[1]	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Recoupments / Waivers / Expenses[1]	2.57%	2.29%	3.31%	2.04%
1
Effective August 1, 2009, New York Life Investment Management LLC (“New York Life Investments”) entered into a written expense limitation agreement, as amended, under which it has agreed to waive a portion of the management fee or reimburse expenses so that the total ordinary operating expenses for Class A shares do not exceed 1.50% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund, if it does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. Any recoupment is generally applied within a fiscal year. This agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement.  Prior to August 1, 2009, the Fund had a different expense limitation arrangement in place.

	Investor Class	Class A	Class C		Class I
Expenses After			Assuming no redemption	Assuming redemption at end of each period
1 Year	$796	$769	$334	$434	$207
3 Years	$1,307	$1,228	$1,020	$1,020	$642
5 Years	$1,844	$1,712	$1,730	$1,730	$1,102
10 Years	$3,304	$3,040	$3,612	$3,612	$2,378

c.      MainStay High Yield Opportunities Fund

	Investor Class	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund’s daily net assets)	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses
Interest Expense on Securities Sold Short	1.23%	1.23%	1.23%	1.23%
Broker Fees and Charges on Short Sales	0.04%	0.04%	0.04%	0.06%
Remainder of Other Expenses	0.51%	0.34%	0.51%	0.29%
Total Other Expenses	1.78%	1.61%	1.78%	1.58%
Total Annual Fund Operating Expenses[1]	2.83%	2.66%	3.58%	2.38%
Fee Recoupments / Waivers / Reimbursements[1]	(0.09)%	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Recoupments / Waivers / Expenses[1]	2.74%	2.57%	3.49%	2.29%
1
Effective August 1, 2009, New York Life Investment Management LLC (“New York Life Investments”) entered into a written expense limitation agreement, as amended, under which it has agreed to waive a portion of the management fee or reimburse expenses so that the total ordinary operating expenses for Class A shares do not exceed 1.30% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund, if it does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. Any recoupment is generally applied within a fiscal year. This agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement.  Prior to August 1, 2009, the Fund had a different expense limitation arrangement in place.

	Investor Class	Class A	Class C		Class I
Expenses After			Assuming no redemption	Assuming redemption at end of each period
1 Year	$715	$698	$352	$452	$232
3 Years	$1,279	$1,231	$1,089	$1,089	$734
5 Years	$1,869	$1,789	$1,847	$1,847	$1,262
10 Years	$3,459	$3,302	$3,839	$3,839	$2,709

d.      MainStay 130/30 International Fund

	Investor Class	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund’s daily net assets)	1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses
Dividend Expense on Securities Sold Short	0.69%	0.62%	0.62%	0.67%
Broker Fees and Charges on Short Sales	0.68%	0.70%	0.70%	0.69%
Remainder of Other Expenses	0.56%	0.46%	0.56%	0.46%
Total Other Expenses	1.93%	1.78%	1.88%	1.82%
Acquired (Underlying Fund Expenses)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	3.29%	3.14%	3.99%	2.93%
Fee Recoupments / Waivers / Reimbursements[1]	(0.21)%	(0.21)%	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Recoupments / Waivers / Expenses[1]	3.08%	2.93%	3.78%	2.72%
1
Effective August 1, 2009, New York Life Investment Management LLC (“New York Life Investments”) entered into a written expense limitation agreement, as amended, under which it has agreed to waive a portion of the management fee or reimburse expenses so that the total ordinary operating expenses for Class A shares do not exceed 1.60% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund, if it does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. Any recoupment is generally applied within a fiscal year. This agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement.  Prior to August 1, 2009, the Fund had a different expense limitation arrangement in place.

	Investor Class	Class A	Class C		Class I
Expenses After			Assuming no redemption	Assuming redemption at end of each period
1 Year	$844	$830	$380	$480	$275
3 Years[1]	$1,488	$1,447	$1,196	$1,196	$887
5 Years	$2,155	$2,087	$2,029	$2,029	$1,524
10 Years	$3,925	$3,795	$4,185	$4,185	$3,237
1 Adjusted to reflect completion of the amortization of nonrecurring organizational costs of 0.14% over a 12 month period starting with the commencement of operations.

2.	In the section entitled “Management” on page 13 of the Prospectus, the table is hereby amended as follows to include Martin J. Mickus as a portfolio manager for the MainStay 130/30 Growth Fund:

Subadvisor	Portfolio Managers	Service Date
Madison Square Investors LLC	Harish Kumar, Managing Director	Since 2007
	Martin J. Mickus, Managing Director	Since August 2010

3.	Under the section entitled “Additional Information Regarding Fee Waivers” on page 35 of the Prospectus, the sub-section “Contractual” is hereby deleted in its entirety.

4.
In the sub-sections entitled “Portfolio Managers” and “Portfolio Manager Biographies” starting on page 64 of the Prospectus, the tables are hereby amended to include Martin J. Mickus as a portfolio manager for the MainStay 130/30 Growth Fund, and to provide his biographical information as follows:

MainStay 130/30 Growth Fund	Harish Kumar and Martin J. Mickus

Martin J. Mickus
Mr. Mickus has managed the MainStay 130/30 Growth Fund since August 2010.  He is a Managing Director of Growth Portfolios at Madison Square Investors. Prior to joining Madison Square Investors in September 2009, Mr. Mickus was a Portfolio Manager at Oppenheimer Capital from 1999 through 2009, where he managed numerous growth strategies.  Mr. Mickus earned his MBA from Vanderbilt University and his BS in Finance from Syracuse University. Mr. Mickus is a CFA charter holder, and has 18 years of investment experience.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Growth Fund
MainStay Growth Equity Fund
MainStay High Yield Corporate Bond Fund
MainStay ICAP Select Equity Fund
MainStay S&P 500 Index Fund

Supplement dated August 1, 2010 (“Supplement”)
to the Statement of Additional Information for The MainStay Funds, Eclipse Funds, Eclipse Funds Inc. and MainStay Funds Trust (the “SAI”) dated February 26, 2010, as supplemented

This Supplement updates certain information contained in the SAI for the above-referenced Funds. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com.  These documents are also available by going online to mainstayinvestments.com/documents.  Please review this important information carefully.

Effective immediately, the SAI is revised as follows:

1.	In the section entitled “Management Agreements,” the second full paragraph on page 78 is hereby deleted and replaced with the following:

With respect to certain Funds, the Manager has entered into a written expense limitation agreement under which it has agreed to waive a portion of each Fund's management fee or reimburse expenses to the extent that such Fund's total ordinary operating expenses (total fund operating expenses excluding taxes, interest, litigation costs, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other fund in which a Fund invests) on an annualized basis exceed a certain percentage on a per class basis, as specified in the Funds' Prospectuses, from time to time. These expense limitations may be modified or terminated only with the approval of the Board. The Manager may recoup the amount of certain management fee waivers and expense reimbursements from a Fund pursuant to this agreement if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made during the term of the agreement. These written expense limitation agreements (except for MainStay Convertible Fund and MainStay MAP Fund, which expired on August 1, 2010) expire on February 28, 2011.

2.
In the section entitled “Subadvisory Agreements” beginning on page 79, the table with respect to subadvisory fees paid for the MainStay High Yield Corporate Bond Fund, MainStay ICAP Select Equity Fund and MainStay S&P 500 Index Fund is hereby amended as follows:

MainStay High Yield Corporate Bond Fund MainStay ICAP Select Equity Fund MainStay S&P 500 Index Fund	0.300%[4] 0.400%[13] 0.125%[14]
4	On assets up to $500 million; 0.275% on assets from $500 million to $5 billion; and 0.2625% on assets from $5 billion to $7 billion; and 0.25% on assets in excess of $7 billion.
13	On assets up to $5 billion; and 0.3875% on assets in excess of $5 billion.
14	On assets up to $1 billion; 0.1125% on assets from $1 billion to $2 billion; 0.1075% on assets from $2 billion to $3 billion; and 0.100% on assets in excess of $3 billion.

3.
In the section entitled “Portfolio Managers” beginning on page 105, the first table is hereby amended to include the following information for Martin J. Mickus as a portfolio manager for the MainStay 130/30 Growth Fund and MainStay Growth Equity Fund.  The number of accounts and asset information presented in columns 3 through 8 is as of May 31, 2010.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Martin J. Mickus	MainStay 130/30 Growth Fund, MainStay Growth Equity Fund	1 RIC $418,181,536	0	1 Account $4,385,487	0	0	0

4.
In the section entitled “Portfolio Managers,” the table listing portfolio manager ownership of fund securities beginning on page 109 is hereby amended to include the following information for Martin J. Mickus, as of May 31, 2010.

PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP
Martin J. Mickus	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.